UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21778

                     ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.

               (Exact name of registrant as specified in charter)
                                    --------


                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.



Financial Statements (unaudited)

For the six-month period ended September 30, 2006

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                                Table of Contents


Financial Statements (unaudited):

Schedule of Investments........................................................1
Statement of Assets and Liabilities............................................4
Statement of Operations........................................................5
Statement of Changes in Members' Capital.......................................6
Statement of Cash Flows........................................................7
Financial Highlights...........................................................8
Notes to Financial Statements..................................................9


















The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                       Schedule of Investments (unaudited)
                               September 30, 2006


INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

[Pie Chart Graphic Omitted]

Long/Short Equity - 41.9%

Event-Driven - 22.3%

Structured Credit - 12.4%

Fixed Income Relative Value - 7.6%

Distressed - 5.4%

Macro - 4.0%

Multi-Strategy Relative Value - 3.4%

Fundamental Market Neutral - 3.0%




                                                                                                             %* OF
                                                                                                            MEMBERS'
PORTFOLIO FUND                                                                   COST          VALUE        CAPITAL       LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

LONG/SHORT EQUITY:
Alson Signature Fund, L.P.                                                     $ 1,250,000    $ 1,325,851        3.92%    Quarterly
Amici Qualified Associates, L.P.                                                   600,000        670,931        1.98%    Quarterly
Clovis Capital Partners Institutional, L.P.                                        600,000        611,809        1.81%    Quarterly
Criterion Institutional Partners, L.P.                                           1,000,000      1,199,767        3.55%    Quarterly
Delta Institutional, L.P.                                                          500,000        497,732        1.47%    Quarterly
Highline Capital Partners QP, L.P.                                               1,000,000      1,047,974        3.10%    Quarterly
Ivory Flagship Fund, L.P.                                                        1,150,000      1,232,641        3.65%    Quarterly
JL Partners, L.P.                                                                  600,000        654,260        1.94%     Annually
Liberty Square Partners, L.P.                                                      700,000        729,677        2.16%    Quarterly
Rosehill Japan Fund, L.P.                                                          500,000        459,179        1.36%    Quarterly
Saras Capital Partners, L.P.                                                       750,000        769,340        2.28%    Quarterly
Savannah-Baltimore, L.P.                                                         1,150,000      1,207,338        3.57%    Quarterly
Sonar Institutional Fund, L.P.                                                     600,000        601,234        1.78%    Quarterly
Stadia Capital Partners (QP), L.P.                                                 500,000        507,086        1.50%    Quarterly
Tracer Capital Partners (QP), L.P.                                               1,000,000      1,147,400        3.39%    Quarterly
U Capital Partners, L.P.                                                           550,000        541,124        1.60%    Quarterly
                                                                            -------------------------------------------
           TOTAL LONG/SHORT EQUITY                                              12,450,000     13,203,343       39.06%
                                                                            -------------------------------------------




                                                                               1

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                 Schedule of Investments (unaudited) (continued)
                               September 30, 2006


                                                                                                             %* OF
                                                                                                            MEMBERS'
PORTFOLIO FUND                                                                   COST          VALUE        CAPITAL       LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

EVENT-DRIVEN:
Altima Global Special Situations Fund, L.P.                                   $ 1,000,000    $ 1,075,126        3.18%    Quarterly
Centaurus Alpha Fund, L.P.                                                        800,000        878,233        2.60%     Monthly
CSO US, Ltd.                                                                    1,000,000      1,118,934        3.31%    Quarterly
Eton Park Fund, L.P.                                                            1,000,000      1,100,645        3.26%     Annually
Magnetar Capital Fund, L.P.                                                       800,000        829,462        2.45%  Semi-Annually
Silver Point Capital Fund, L.P.                                                 1,000,000      1,015,480        3.00%     Annually
Wexford Credit Opportunities Fund, L.P.                                         1,000,000      1,000,677        2.96%    Quarterly
                                                                           -------------------------------------------
           TOTAL EVENT-DRIVEN                                                   6,600,000      7,018,557       20.76%
                                                                           -------------------------------------------
STRUCTURED CREDIT:
Arx Global High Yield Securities Fund I, L.P.                                     950,000        973,943        2.88%  Semi-Annually
Dune Capital, L.P.                                                                750,000        823,965        2.44%     Annually
Latigo Fund, L.P.                                                               1,250,000      1,268,454        3.75%    Quarterly
Petra Offshore Fund, L.P.                                                         800,000        841,214        2.49%    Quarterly
                                                                           -------------------------------------------
           TOTAL STRUCTURED CREDIT                                              3,750,000      3,907,576       11.56%
                                                                           -------------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund, LLC                             800,000        883,453        2.61%    Quarterly
The Drake Absolute Return Fund, L.P.                                              600,000        687,993        2.04%    Quarterly
Peloton Multi-Strategy Fund, L.P.                                                 800,000        820,803        2.43%    Quarterly
                                                                           -------------------------------------------
           TOTAL FIXED INCOME RELATIVE VALUE                                    2,200,000      2,392,249        7.08%
                                                                           -------------------------------------------
DISTRESSED:
Anchorage Capital Partners, L.P.                                                  800,000        861,553        2.55%    Bi-Annually
Greywolf Capital Partners II, L.P.                                                750,000        831,442        2.46%     Annually
                                                                           -------------------------------------------
           TOTAL DISTRESSED                                                     1,550,000      1,692,995        5.01%
                                                                           -------------------------------------------
MACRO:
Bridgewater Pure Alpha Trading Company, Ltd.                                    1,000,000      1,027,000        3.04%     Monthly
The Grossman Global Macro Hedge Fund, LLC                                         300,000        253,858        0.75%     Monthly
                                                                           -------------------------------------------
           TOTAL MACRO                                                          1,300,000      1,280,858        3.79%
                                                                           -------------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Tempo Fund, LLC                                                                 1,000,000      1,063,040        3.15%    Quarterly
                                                                           -------------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short, LLC                        900,000        963,032        2.85%     Monthly
                                                                           -------------------------------------------
           TOTAL PORTFOLIO FUNDS                                              $29,750,000    $31,521,650       93.26%
                                                                           ===========================================

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                 Schedule of Investments (unaudited) (concluded)
                               September 30, 2006

*Percentages are based on Members' Capital at end of period of $33,798,913.

The aggregate cost of investments for tax purposes was $29,750,000. Net unrealized appreciation on investments for tax purposes was $1,771,650 consisting of $1,869,757 of gross unrealized appreciation and $(98,107) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.26% of Members' Capital, have been fair valued as described in Note 2.B.






     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                 Statement of Assets and Liabilities (unaudited)
                               September 30, 2006

ASSETS
Investments in Portfolio Funds, at fair value (cost $29,750,00)         $       31,521,650
Fund investments made in advance                                                 9,475,000
Cash and cash equivalents                                                          729,378
Due from Adviser                                                                   375,241
Receivable from investment funds                                                    53,698
Deferred offering costs, net                                                        33,267
                                                                        -------------------
          Total assets                                                          42,188,234
                                                                        -------------------

LIABILITIES
Capital contributions received in advance                                        8,059,929
Investment Advisory fee payable                                                    105,100
Professional fees payable                                                           70,805
Member Servicing fee payable                                                        47,602
Administration fee payable                                                          43,147
Management fee payable                                                               7,011
Board of Managers' fees payable                                                      4,500
Other accrued expenses                                                              51,227
                                                                        -------------------
          Total liabilities                                                      8,389,321
                                                                        -------------------

          NET ASSETS                                                    $       33,798,913
                                                                        ===================

MEMBERS' CAPITAL
Net capital                                                             $       32,516,000
Accumulated net investment loss                                                   (450,056)
Net unrealized appreciation on investments in Portfolio Funds                    1,771,650
Net realized depreciation on investments in Portfolio Funds                        (38,681)
                                                                        -------------------
          Members' Capital                                              $       33,798,913
                                                                        ===================


NET ASSET VALUE PER UNIT (based on 31,835 units outstanding)            $         1,061.69




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                       Statement of Operations (unaudited)
                For the six-month period ended September 30, 2006

Investment Income:
     Interest                                                 $      14,246
                                                              --------------
           Total investment income                                   14,246
                                                              --------------

Expenses:
     Advisory fee                                                   185,139
     Amortization of deferred offering costs                         99,800
     Professional fees                                               97,857
     Administration fee                                              64,650
     Member servicing fee                                            30,863
     Management fee                                                  12,350
     Board of Managers' fees                                          9,000
     Custody fee                                                      1,235
     Other expenses                                                  49,599
                                                              --------------
           Total expenses                                           550,493
           Fund expenses reimbursed                                (241,368)
                                                              --------------
Net Expenses                                                        309,125
                                                              --------------
Net Investment Loss                                                (294,879)
                                                              --------------

Net Change in Unrealized Appreciation on
     Investments in Portfolio Funds                                 431,551
Net Realized Loss on Investments in Portfolio Funds                 (38,681)
                                                              --------------
Net Realized and Unrealized Gains                                   392,870
                                                              --------------

Net Increase in Members' Capital Derived
     from Investment Activities                               $      97,991
                                                              ==============





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Statement of Changes in Members' Capital


                                                                                            For the period
                                                                 For the six-month           June 8, 2005
                                                                    period ended         (date of inception)
                                                                 September 30, 2006            through
                                                                    (unaudited)             March 31, 2006
                                                                ---------------------    ---------------------

From Investment Activities:
       Net investment loss*                                     $           (294,879)    $           (155,177)
                                                                ---------------------    ---------------------
       Net change in unrealized appreciation on
             investments in Portfolio Funds                                  431,551                1,340,099
       Net realized loss on investments in Portfolio Funds                   (38,681)                       -
                                                                ---------------------    ---------------------
       Net realized and unrealized gains                                     392,870                1,340,099

                 Net increase in Members' Capital
                   derived from investment activities                         97,991                1,184,922
                                                                ---------------------    ---------------------

Members' Capital Transactions :
       Proceeds from sales of Units                                       12,416,000               20,100,000
                                                                ---------------------    ---------------------

Net Increase in Members' Capital                                          12,513,991               21,284,922
Members' Capital at Beginning of Period                                   21,284,922                        -
                                                                ---------------------    ---------------------
Members' Capital at End of Period                               $         33,798,913     $         21,284,922
                                                                =====================    =====================



       * Investment income less net expenses.







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                       Statement of Cash Flows (unaudited)
                For the six-month period ended September 30, 2006

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment activities        $         97,991
Adjustments to reconcile net investment loss to net
      cash used in operating activities:
            Amortization of deferred offering costs                                  99,799
            Purchases of Portfolio Funds                                        (11,450,000)
            Sales of Portfolio Funds                                              1,061,318
            Net change in unrealized appreciation on investments in
               Portfolio Funds                                                     (431,551)
            Net realized loss on investments in Portfolio Funds                      38,681
            Increase in due from Adviser                                           (241,367)
            Increase in fund investments made in advance                         (9,275,000)
            Decrease in receivable from investments funds                           (53,698)
            Increase in advisory fee payable                                         26,378
            Increase in professional fees payable                                     2,007
            Increase in administration fee payable                                   22,314
            Decrease in management fee payable                                       (2,590)
            Increase in other accrued expenses                                       61,060
                                                                           -----------------
Net cash used in operating activities                                           (20,044,658)
                                                                           -----------------


CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Units                                                     20,475,929
                                                                           -----------------
Net cash provided by financing activities                                        20,475,929
                                                                           -----------------

Net increase in cash and cash equivalents                                           431,271
Cash and cash equivalents, beginning of period                                      298,107
                                                                           -----------------
Cash and cash equivalents, end of period                                   $        729,378
                                                                           =================




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                              Financial Highlights

                                                                                                        For the period
                                                                         For the six-month               June 8, 2005
                                                                           period ended               (date of inception)
                                                                        September 30, 2006                  through
                                                                            (unaudited)                 March 31, 2006
                                                                       ----------------------         --------------------

PER UNIT OPERATING PERFORMANCE
Beginning net asset value                                              $            1,061.24          $          1,000.00
Income from operations:
   Net investment loss                                                 $             (12.92)          $           (8.03)
   Net unrealized appreciation from Portfolio Funds                    $              13.37           $           69.27
                                                                       ----------------------         --------------------
Net change in net assets resulting from operations                     $               0.45           $           61.24
                                                                       ----------------------         --------------------
Ending net asset value                                                 $           1,061.69           $         1,061.24
                                                                       ======================         ====================

Total Return (1)                                                                        0.04 %                       6.12 %

Net assets, end of period (000's)                                      $              33,798          $            21,285

RATIOS TO AVERAGE NET ASSETS
Expenses, before waivers and reimbursements (2)                                         4.73 % (4)                  6.09 % (3)

Expenses, net of waivers and reimbursements (2)                                         2.50 % (4)                  2.50 % (3)

Net investment loss, before waivers and reimbursements                                 (4.66)% (4)                 (5.90)% (3)

Net investment loss, net of  waivers and reimbursements                                (2.44)% (4)                 (2.31)% (3)

Portfolio turnover rate(5)                                                              7.23 %                       0.00 %


     (1) Total return is for the period indicated and has not been annualized.
     (2) Expenses of Portfolio Funds are not included in the expense ratio.
     (3) Annualized, with the exception of a non-recurring organizational expense of $67,500.
     (4) Annualized
     (5) Not annualized

     Note: The expense ratios, the net investment loss ratio, and the total return percentage are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (unaudited)
                               September 30, 2006

1. ORGANIZATION

Robeco-Sage Multi-Strategy Fund, L.L.C. (formerly Sage Multi-Strategy Fund, L.L.C.) (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund is a "fund of funds" that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and units of limited liability interests in the Fund ("Units") are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it permits investments in relatively modest minimum denominations and that it has registered as an investment company under the 1940 Act and has registered its Units under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced operations on December 1, 2005.

The Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Fund intends to accomplish its investment objective by investing its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies.

Investors who purchase Units in the offering, and other persons who acquire Units and are admitted to the Fund by its Board of Managers ("the Board"), will become members of the Fund ("Members").

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Such fair value generally represents the Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Adviser considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

C. Income Taxes

Counsel to the Fund has rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also has rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the characteristics are not available, such distribution will be classified as investment income.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

F.  Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

Robeco-Sage Capital Management, L.L.C. (the "Adviser") serves as investment adviser of the Fund and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and as a "commodity pool operator" with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association. The Adviser is a wholly-owned subsidiary of Robeco Investment Management, a Delaware corporation and subsidiary of Robeco Groep, N.V. ("Robeco"). The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Fund and the Adviser (the "Advisory Agreement"), the Fund pays the Adviser a quarterly fee at an annualized rate of 1.50% of the average net assets of the Fund during the calendar quarter (after adjustment for any subscriptions effective on that date) (the "Investment Advisory Fee"). The Investment Advisory Fee is payable in arrears within five business days after the end of the quarter. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. The initial term of the advisory agreement expires on September 12, 2007 and may be continued in effect from year to year. The accompanying Statement of Assets and Liabilities includes an Investment Advisory fee payable of $105,100.

In addition, pursuant to a management agreement with the Fund (the "Management Agreement"), the Adviser provides (or arranges for the provision of) various administrative services to the Fund, including fund accounting, investor accounting and taxation services, certain legal and compliance services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Units; reviewing and, subject to approval by the Fund, accepting subscriptions for Units and accepting payment therefore; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund.

In consideration for these services, the Fund pays the Adviser a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Fund during the calendar quarter (the "Management Fee"). Prior to February 1, 2006, the Fund paid the Adviser a quarterly management fee at an annualized rate of 0.35%. The initial term of the management agreement expires on September 12, 2007 and may be continued in effect from year to year. The accompanying Statement of Assets and Liabilities includes a Management Fee payable of $7,011.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

SEI Investments Global Fund Services (the "Administrator") provides fund accounting, transfer agency and other services pursuant to an administration agreement dated as of February 1, 2006 (the "Administration Agreement"). In consideration of such services, the Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and reimburses the Administrator for certain out-of-pocket expenses. Prior to February 1, 2006, the Administrator provided such services pursuant to a sub-administration agreement, dated September 12, 2005, with the Adviser and received compensation from the Adviser for these services. After its initial term, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days' written notice.

The Fund has entered into a Member Services Agreement with Robeco Securities, L.L.C. ("Robeco Securities") (the "Service Agent"), an affiliate of the Adviser, to provide (or arrange for the provision of) ongoing Member and account maintenance services.

The Fund pays a quarterly fee to the Service Agent at an annualized rate of 0.25% of the average net assets of the Fund during the calendar quarter (the "Member Servicing Fee"). The Service Agent may pay all or a portion of this amount to retain broker-dealers and financial advisors ("Member Service Providers") to provide Member and account maintenance services. Furthermore, the Adviser, in its discretion and from its own resources, may pay to Member Service Providers, in respect of their customers' investments in the Fund, additional ongoing compensation not to exceed 0.60% (on an annualized basis) of the aggregate value of outstanding Units held by Members introduced by the Member Service Provider.

Robeco Securities serves as the distributor of the Units and serves in that capacity on a reasonable best efforts basis. Additional distributors may be appointed. The distributors may impose a sales load of up to 3% to each investor.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Cooperatieve Centrale Raiffeissen - Boerenleen Bank B.A. ("Rabobank"), the parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Fund,

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)


3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

on the other hand, and may restrict the investments and transactions by the Fund. Rabobank may be deemed to control the Fund for the purpose of the BHCA.

Each member of the Board, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual fee of $6,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses.

4. FUND EXPENSES

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement and the Management Agreement, and the Service Agent pursuant to the Member Services Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Fund's account all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund; audit and tax preparation fees and expenses of the Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Investment Advisory Fee; the Management Fee; the Member Servicing Fee; the Administration Fee; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses as an investor in Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the fees may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board and Members.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)


4.  FUND EXPENSES (CONCLUDED)

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser (or its affiliate) has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses),to the extent necessary to limit the ordinary operating expenses of the Fund to 2.5% per annum of the Fund's average monthly net assets (the "Expense Limitation"). Therefore, the accompanying Statement of Assets and Liabilities includes a receivable from the Adviser of $375,241.

In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. As of March 31, 2006, the amount of the carryforward is $270,079. The Expense Limitation Agreement will remain in effect until terminated by the Adviser or the Fund. None of the fees charged to the Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement.

5.  INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The Fund incurred initial offering costs totaling approximately $199,599 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs are being amortized over the initial twelve-month period ending November 30, 2006. These offering costs are subject to the Expense Limitation and Reimbursement Agreement.

Costs incurred in connection with the organization of the Fund were expensed at the commencement of operations and are subject to the Expenses Limitation and Reimbursement Agreement with the Investment Manager. The Fund incurred $67,500 in organizational costs as of March 31, 2006.

6.  MEMBERS' CAPITAL

Unit transactions for the period ended September 30, 2006 (unaudited) were as follows:

Units outstanding at beginning of period                        20,057
Units issued                                                    11,778
Units redeemed                                                       -
                                                         --------------
Units outstanding at end of period                              31,835
                                                         ==============


The Fund is authorized to issue units the value of which at time of issuance is not to exceed $250 million in aggregate.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

7.  BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

8.  CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member's initial contribution to the capital of the Fund (net of any applicable sales load). The Fund has chosen to utilize a "per unit" method to account for Members' capital effective at the inception of the Fund. A Member's contribution is used to purchase Units in the Fund. The Units represent the capital account maintained on the investor's behalf that reflects the purchaser's pro rata share of the Fund's capital. An investor's capital account is used to facilitate tax reporting to the investor. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Fund in that amount. Each Member's capital account will be increased by the amount of contributions by the Member to the capital of the Fund, plus any amounts credited to the Member's capital account as described below. Similarly, each Member's capital account will be reduced by the sum of the amount of any repurchase by the Fund of the Units of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts charged against the Member's capital account as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Fund is made; (iv) any day on which the Fund repurchases any Units of any Member; or (v) any day on which any amount is credited to or charged against the capital account of any Member other than an amount to be credited to or charged against the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member's capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or charged against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members' respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), after giving effect to contributions and before giving effect to any repurchases by the Fund of Units, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

9. SUBSCRIPTIONS AND REDEMPTIONS OF UNITS

The minimum initial investment in the Fund from each investor is $100,000, and the minimum additional investment in the Fund is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board.

Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund will from time to time make offers to repurchase Units from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members no later than June 30, 2007, and thereafter, twice a year, as of June 30 and December 31. A repurchase fee equal to 2.0% of the value of a Unit repurchased, which is retained by the Fund, will apply if the date as of which the Unit is to be valued for purposes of repurchase is less than one year following the date of a Member's investment in the Fund. The fee is intended to offset costs associated with short-term investments in the Fund. If applicable, the repurchase fee will be deducted before payment of the proceeds of a repurchase.

The Board will also consider the following factors, among others, in making their determination of the amount of the tender offer: (i) whether any Members have requested the Fund to repurchase their Units; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Portfolio Funds); (iii) the investment plans and working capital requirements of the Fund;
(iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

10. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

11. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)


12. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

12. CONCENTRATION OF RISK (CONTINUED)

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)


12. CONCENTRATION OF RISK (CONTINUED)

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

12. CONCENTRATION OF RISK (CONCLUDED)

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial or subsequent investments. Certain Portfolio Funds may charge redemption penalties of 2.0% to 5.0% of net assets during the lock-up period. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

L. Investments by Related Entities

Sixty-three percent of the Members' Units are held by entities that are related to the Adviser.

13.  INVESTMENT TRANSACTIONS

For the six-month period ended September 30, 2006, the Fund had purchases of investments of $11,450,000 and had sales of investments of $1,061,318.

14. INVESTMENTS

As of September 30, 2006, the Fund had investments in thirty-six portfolio Funds, none of which were related parties.

The Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

14. INVESTMENTS (CONTINUED)

Portfolio Fund, if investments in a Portfolio Fund by the Fund will equal or exceed 25% of the Portfolio Fund's assets, or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Portfolio Funds' Investment Strategies:

DISTRESSED
These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy.

EVENT-DRIVEN
Event-Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

FIXED INCOME RELATIVE VALUE
Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company's capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these Portfolio Funds can profit even from small mis-pricings.

FUNDAMENTAL MARKET NEUTRAL
Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

LONG/SHORT EQUITY
In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers' stock picking abilities, on both the long and the short side, is key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

14. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (concluded)

LONG/SHORT EQUITY (CONCLUDED)
category include those that may or may not have a sector, style or capitalization bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

MACRO
Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

MULTI-STRATEGY RELATIVE VALUE
In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

STRUCTURED CREDIT
Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company's assets. The Portfolio Manager is usually the "lender of last resort" and will lend at terms that are beneficial to the Portfolio Fund.

15. ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's (series', trust's) tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (concluded)

15. ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (CONCLUDED)

required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

16. ACCOUNTING PRONOUNCEMENTS

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Robeco-Sage Multi-Strategy Fund, L.L.C.


By (Signature and Title)*                /s/ Timothy J. Stewart
                                         -----------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer


Date: November 28, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Timothy J. Stewart
                                         -----------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: November 28, 2006


By (Signature and Title)*                /s/ Roland Toppen
                                         -----------------------
                                         Roland Toppen
                                         Chief Financial Officer

Date: November 28, 2006

* Print the name and title of each signing officer under his or her signature.